INVESTMENTS Q - Identical or Similar Investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Carrying Value	$ 67,158	$ 63,227
Impairment, Period to date	16,857	6,990
Impairment, Cumulative	74,315	59,608
Upward Adjustments, Period to date	6,853	2,214
Upward Adjustments, Cumulative	$ 70,046	$ 63,652